Credit risk - Disclosure of management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	0.60%	(0.80%)
Total loans and advances at amortised cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	0.60%	(0.60%)
Total loans and advances at amortised cost | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	2.40%	6.70%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	1.20%	(0.90%)
Retail credit cards | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	2.50%	0.00%
Retail credit cards | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	13.70%
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	11.10%
Retail other | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	17.50%
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	(1.00%)	(0.50%)
Corporate loans | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to Total impairment allowance	0.00%	0.00%
Impairment allowance | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,677	£ 3,860
Impairment allowance | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,655	3,889
Impairment allowance | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22	(29)
Impairment allowance | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	79	0
Impairment allowance | Economic uncertainty adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	0
Impairment allowance | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(57)	(29)
Impairment allowance | Total loans and advances at amortised cost | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	240	489
Impairment allowance | Total loans and advances at amortised cost | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,656	3,840
Impairment allowance | Total loans and advances at amortised cost | Total impairment allowance | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	245	496
Impairment allowance | Total loans and advances at amortised cost | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,635	3,862
Impairment allowance | Total loans and advances at amortised cost | Impairment allowance pre management adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	239	463
Impairment allowance | Total loans and advances at amortised cost | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	21	(22)
Impairment allowance | Total loans and advances at amortised cost | Management adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	33
Impairment allowance | Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	78	0
Impairment allowance | Total loans and advances at amortised cost | Economic uncertainty adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	0
Impairment allowance | Total loans and advances at amortised cost | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(57)	(22)
Impairment allowance | Total loans and advances at amortised cost | Other adjustments | Assets classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	33
Impairment allowance | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,371	2,557
Impairment allowance | Retail credit cards | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	236	271
Impairment allowance | Retail credit cards | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	116
Impairment allowance | Retail credit cards | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,417	2,607
Impairment allowance | Retail credit cards | Total impairment allowance | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	241	277
Impairment allowance | Retail credit cards | Total impairment allowance | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	117
Impairment allowance | Retail credit cards | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	2,387	2,630
Impairment allowance | Retail credit cards | Impairment allowance pre management adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	235	277
Impairment allowance | Retail credit cards | Impairment allowance pre management adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	101
Impairment allowance | Retail credit cards | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	30	(23)
Impairment allowance | Retail credit cards | Management adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	0
Impairment allowance | Retail credit cards | Management adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	16
Impairment allowance | Retail credit cards | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	30	0
Impairment allowance | Retail credit cards | Economic uncertainty adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	6	0
Impairment allowance | Retail credit cards | Economic uncertainty adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail credit cards | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	(23)
Impairment allowance | Retail credit cards | Other adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail credit cards | Other adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	16
Impairment allowance | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	35	31
Impairment allowance | Retail other | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	97
Impairment allowance | Retail other | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37	36
Impairment allowance | Retail other | Total impairment allowance | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	97
Impairment allowance | Retail other | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	37	32
Impairment allowance | Retail other | Impairment allowance pre management adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	80
Impairment allowance | Retail other | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	4
Impairment allowance | Retail other | Management adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	17
Impairment allowance | Retail other | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail other | Economic uncertainty adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Retail other | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	4
Impairment allowance | Retail other | Other adjustments | Assets classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	17
Impairment allowance | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	818	791
Impairment allowance | Corporate loans | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4	5
Impairment allowance | Corporate loans | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,175	1,156
Impairment allowance | Corporate loans | Total impairment allowance | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4	5
Impairment allowance | Corporate loans | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	1,187	1,162
Impairment allowance | Corporate loans | Impairment allowance pre management adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	4	5
Impairment allowance | Corporate loans | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(12)	(6)
Impairment allowance | Corporate loans | Management adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Corporate loans | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	48	0
Impairment allowance | Corporate loans | Economic uncertainty adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0	0
Impairment allowance | Corporate loans | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(60)	(6)
Impairment allowance | Corporate loans | Other adjustments | Assets classified as held for sale | Co-branded card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 0	£ 0